CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options outstanding [Table Text Block]
Number of Options	Exercise Price	Expiry Date

382,000	CDN$0.15	December 31, 2032
54,000	CDN$0.60	June 1, 2040
250,000	CDN$0.20	October 8, 2035
360,000	CDN$1.23	October 23, 2040
400,000	CDN$0.40	May 5, 2036
690,000	CDN$0.30	July 1, 2037
450,000	CDN$0.81	December 14, 2042

Schedule Of Share-based payment arrangement, option, activity [Table Text Block]
	December 31, 2022		December 31, 2021		December 31, 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,381,000	$0.32	2,636,000	$0.35	2,615,000	$0.23
Granted	450,000	0.81	-	-	534,000	0.80
Exercised	-	-	(255,000)	0.38	(346,500)	0.21
Cancelled/Expired	(245,000)	0.69	-	-	(166,500)	0.31
Outstanding, end of year	2,586,000	$0.37	2,381,000	$0.32	2,636,000	$0.35

Exercisable, end of year	2,586,000	$0.37	2,381,000	$0.32	2,636,000	$0.35

Schedule of share-based compensation, stock options black-scholes valuation assumptions [Table Text Block]
	2022	2021	2020

Risk-free interest rate	1.75%	1.75%	1.75%
Expected life	5.0 years	3.0 years	3.0 years
Annualized volatility	68%	70%	70%
Dividend rate	-	-	-

Schedule of stockholders' equity note, warrants or rights [Table Text Block]
	2021	2021	2020

Balance, beginning of period	-	-	1,250,000	CAD$0.50
Issued	-	-	-
Exercised	-	-	(885,000)	CAD$0.50
Expired	-	-	(365,000)	CAD$0.50
Balance, end of period	-	-	-	-